Other Liabilities (Details) - Schedule of Balance of Other Liabilities - COP ($) $ in Millions		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Schedule Of Balance Of Other Liabilities Abstract
Deferred revenues		$ 208,126	[1]	$ 154,265	[1]	$ 174,395
Customer loyalty programs		43,990		56,165		$ 37,015
Advance payments under lease agreements and other projects		4,604		4,891
Repurchase coupon		239		942
Instalments received under "plan resérvalo"		160		284
Advance payments for fixed assets sold	[2]			14,360
Total other liabilities		257,119		230,907
Current		254,766		228,496
Non-current		$ 2,353		$ 2,411

[1]	Mainly relates to payments received for the future sale of products through means of payment, property leases and strategic alliances.
[2]	Corresponded to the advance received for the sale of the real estate project "Galería la 33", legalized in 2023.